Other Income/Expenses and Adjustments - Summary of Other Operating Income (Detail) $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2015 USD ($)
Analysis Of Income And Expense [Abstract]
Gain on disposal of property, plant, and equipment	$ 99	$ 100		$ 41
Gain on disposal of investment property		4,466	฿ 157	32
Reversal of allowance for related parties		1		16
Gain on disposal of assets classified as held for sale	4,525
Reversal of allowance for investment properties				12
Gain on sales of scrap copper		569		607
Other operating income - others	460	305		432
Total other operating income	$ 5,084	$ 5,441		$ 1,140